UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

111 Pavonia Avenue, Suite 615, Jersey City, NJ	07310
(Address of principal executive offices)	(Zip code)

Wei Wei 111 Pavonia Avenue, Suite 615, Jersey City, NJ 07310
(Name and address of agent for service)

Registrant's telephone number, including area code: 201-216-0880

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.  REPORTS TO STOCKHOLDERS.

CHINA FINANCE, INC. AND SUBSIDIARIES
Jersey City, New Jersey

CONSOLIDATED FINANCIAL STATEMENTS
AT
June 30, 2007

CHINA FINANCE, INC. AND SUBIDIARIES
Jersey City, New Jersey

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

	June 30,2007 (Unaudited)	December 31, 2006 (Audited)

ASSETS
Investments:
Marketable Securities, at fair value	$23,991,756	$16,080,061
Loans Receivable	5,855,049	10,490,932
Real Estate Held for Investment	1,385,570	1,350,799
Total Investments	31,232,375	27,921,792
Cash and Cash Equivalents	3,427,678	53,674
Restricted Cash	6,634,600	—
Prepaid and Deferred Expenses	46,616	82,826
Property, Plant and Equipment – Net	435,858	479,328

Total Assets	$41,777,127	$28,537,620

LIABILITIES AND NET ASSETS

Liabilities
Accrued Expenses	$76,284	$71,164
Other payable	52,255	16,436

Total Liabilities	128,539	87,600

Net Assets
Common Stock - 100,000,000 Shares Authorized; Par Value $.001;
57,671,744 Issued and Outstanding in June 30, 2007 and December 31, 2006	57,672	57,672
Paid-In Capital	13,078,373	13,078,373
Accumulated Undistributed Income
Accumulated Undistributed Investment Income-net	10,233,952	7,365,573
Accumulated Undistributed Net Realized Gains on Investment Transactions	1,982,682	(3,786,391)
Net Unrealized Appreciation (Depreciation) in Value of Investments	15,601,799	11,007,556
Accumulated Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	694,110	727,237

Total Net Assets (equivalent to $0.72 and $0.49 per share based on 57,671,744 outstanding shares on June 30, 2007 and December 31, 2006)	41,648,588	28,450,020

Total Liabilities and Net Assets	$41,777,127	$28,537,620

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBIDIARIES
Jersey City, New Jersey

SCHEDULE OF INVESTMENTS

June 30, 2007

Non-income producing Common Stocks – 76.82%	Shares	Cost	Value
China 3C Group – 37.8% (par value $0.1)	1,907,017	$190,702	$11,804,435
Universal Travel Group – 7.5% (par value $0.6)	1,200,000	720,000	2,340,000
Home System Group – 6.53% (par value $1)	480,000	480,000	2,040,000
Gulf Resources, Inc. – 10.16% (par value $1.1, restricted until December 7,2007)	1,669,500	1,836,450	3,172,050
China Ivy School, Inc. – 6.8% (par value $1.5, restricted until October 11,2007)	3,480,750	1,740,375	2,123,257
Gulin Paper, Inc – 2.62% (par value $0.75, restricted until April 17,2008)	1,702,762	1,208,961	817,326
China Organic Agriculture, Inc – 5.43%(par value $1.45, restricted until March 14,2008)	1,729,273	2,213,469	1,694,688
Total Investments in Securities		$8,389,957	$23,991,756

Loans Receivable – 18.74%			Value
Shenzhen KaiBiTe – 18.75%(interest rate 9%, due on March 28,2008)			$5,855,049
Total Loans Receivable			$5,855,049

Real Estate Held for Investment – 4.44%			$1,385,570

Total Investments			$31,232,375

December 31, 2006

Non-income producing Common Stocks – 57.59%	Shares	Cost	Value
China 3C Group – 36.64% (par value $0.1)	2,956,795	$295,680	$10,230,511
Universal Travel Group – 2.11% (par value $0.6, restricted until July 11, 2007)	1,200,000	720,000	588,000
Home System Group – 2.05%(par value $1, restricted until August 3, 2007)	480,000	480,000	571,200
DiversiFax, Inc. – 8.07% (par value $1.1, restricted until December 7,2007)	1,669,500	1,836,450	2,253,825

The accompanying notes are an integral part of these financial statements.

China Ivy School, Inc. – 8.73%(par value $1.5, restricted until October 11,2007)	3,480,750	1,740,375	2,436,525
Total Investments in Securities		$5,072,505	$16,080,061

Loans Receivable – 37.57%			Value
Hong Kong TianYi – 1.42%(interest rate 6%, due on October 24,2006)			$396,336
Shenzhen KaiBiTe – 36.15%(interest rate 9%, due on March 28,2008)			10,094,596
Total Loans Receivable			$10,490,932

Real Estate Held for Investment – 4.84%			$1,350,799

Total Investments			$27,921,792

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBIDIARIES
Jersey City, New Jersey

CONSOLIDATED STATEMENTS OF OPERATIONS
For the six months ended	June 30,2007 (Unaudited)	June 30,2006 (Unaudited)

Investment Income
Surety Guarantee Revenue	$3,422,430	—
Loan Guarantee and Loan Revenue	322,525	$271,233

Total Investment Income	3,744.955	271,233

Expenses
General and Administrative	874,201	525,237
Income Tax	2,375	—

Total Expenses	876,576	525,237

Net Investment Income (Loss)	2,868,379	(254,004)

Realized and Unrealized Gain (Loss) From Investments and Foreign Currency
Realized Gain from Securities Transactions	5,769,073	—
Unrealized Gain on Marketable Securities	4,594,243	13,896,936
Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	(33,127)	111,116

Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency	10,330,189	14,008,052

Net Increase in Net Assets From Operations	$13,198,568	$13,754,048

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBIDIARIES
Jersey City, New Jersey

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended	June 30, 2007 (Unaudited)	June 30, 2006 (Unaudited)

Net Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$2,868,379	$(254,004)
Realized Gain on Marketable Securities	5,769,073	—
Unrealized Gain on Marketable Securities	4,594,243	13,896,936
Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	(33,127)	111,116

Increase in Net Assets From Operations	$13,198,568	$13,754,048

Capital Share Transactions	—	—

Increase in Net Assets	$13,198,568	$13,754,048

Net Assets:
Beginning of period	28,450,020	12,803,192
End of period (including $10,233,952 and $2,884,830 undistributed net investment income on June 30, 2007 and 2006, respectively)	$41,648,588	$26,557,240

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBIDIARIES
Jersey City, New Jersey

CONSOLIDATED STATEMENTS OF CASH FLOWS

For the six months ended	June 30,2007 (Unaudited)	June 30,2006 (Unaudited)
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets From Operations	$13,198,568	$13,754,048
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Sale of Marketable Securities	5,874,051	—
Receipt of Marketable Securities for Services Rendered	(3,422,430)	—
Loans repaid from (lent to) non-affiliates	4,635,883	(9,274,503)
Investment in Real Estate	—	(1,316,661)
Depreciation and Amortization	118,583	9,410
Realized (Gain) from Marketable Securities	(5,769,073)	—
Unrealized (Gain) on Marketable Securities	(4,594,243)	(13,896,936)
Unrealized (Gain) on Foreign Currency Translation	33,127	(111,116)
Changes in Operating Assets and Liabilities
Restricted Cash	(6,634,600)	—
Receivable for marketable securities sold	—	580,481
Prepaid and Deferred Expenses	10,580	(55,198)
Accrued Expense	5,120	8,028

Net Cash Used in Operating Activities	3,455,566	(10,302,447)

Cash Flows from Investing Activities
Proceeds from Sale of Property, Plant and Equipment	—	—
Acquisition of Property, Plant and Equipment	(1,936)	(226,718)
Leasehold improvement	—	(121,590)

Net Cash Used in Investing Activities	(1,936)	(1,664,969)

Cash Flows from Financing Activities	—	—

Effect on Change of Foreign Exchange Rate	(79,626)	25,893

Change in Cash and Cash Equivalents	3,374,004	(10,624,862)

Cash and Cash Equivalents - Beginning of period	53,674	11,331,650

Cash and Cash Equivalents - End of period	$3,427,678	$706,788
Supplementary Cash Flow Disclosures:
Interest Paid	$—	$—
Taxes Paid	2,375	$—

The accompanying notes are an integral part of these financial statements.

China Finance, Inc. and Subsidiaries
Notes to Condensed Financial Statements (Unaudited)
For the six months Ended June 30, 2007

Note A - Organization and Principal Activities

China Finance, Inc. (the “Company”) was incorporated on March 28, 2000 in the state of Utah, and its principal office is in Jersey City, New Jersey.

The Company’s principal business, which is primarily conducted through its wholly-owned subsidiary Shenzhen Hua Yin Guaranty and Investment Limited Liability Corporation (“SHY”), is (i) providing surety guarantees for privately-owned small and medium enterprises (“SMEs”) in the People’s Republic of China’s (“PRC” or “China”) entering into transactions whereby the SME will be acquired by a publicly-traded United States reporting company in a “reverse merger” or other merger and acquisition (“M&A”) transaction; (ii) providing loan guarantees to assist SMEs and individuals in the PRC in obtaining loans from Chinese banks for business operations and/or personal use; and (iii) making direct loans to SMEs for business operations.

Note B - Basis of Presentation

The condensed consolidated financial statements of China Finance, Inc. and subsidiaries included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in conjunction with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the annual audited financial statements and the notes thereto included in the Company’s annual report on Form N-CSR and other reports filed with the SEC.

The accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows of the Company for the interim periods presented. The results of operations for these periods are not necessarily comparable to, or indicative of, results of any other interim period or for the fiscal year taken as a whole.

Note C - Summary of Significant Accounting Policies

Principals of Consolidation
The consolidated financial statements include the accounts of China Finance, Inc. and its wholly owned subsidiaries Value Global International Limited (“Value Global”) and SHY.  All significant intercompany accounts have been eliminated.

Cash and Cash Equivalents
For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents.  The majority of the cash balances are held in financial institutions in PRC.

Loans Receivable
Loans receivable primarily consists of two types of transactions, direct lending to a borrower or secondary guarantee lending with third party financial institutions. Under direct lending transactions, the Company loans a party a specified amount and is repaid the principal together with interest at the specified due dates. Interest is accrued as revenue by the Company over the term of the loan.

Under loan guarantee transactions, the Company will place funds on deposit with the primary lender to guaranty repayment by the borrower to the primary lender. Fees received in connection with loan guarantee transactions are accrued as revenue over the term of the loan on a straight line basis. Net fees and costs incurred by the Company are deferred and amortized as a charge to income over the term of the loan on a straight line basis. Interest is accrued as revenue by the Company over the term of the loan.

Property, Plant and Equipment
Property, plant and equipment are carried at cost.  The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are included in income in the year of disposition.

Depreciation is calculated on a straight-line basis over the lesser of the estimated useful life of the assets and lease terms. The estimated useful lives are:

Electronic Equipment	5 Years
Furniture and Fixtures	5 Years
Automobile	10 Years
Leasehold Improvements	Term of Lease or Useful Life

Income Taxes
Taxes on profits earned by its wholly owned subsidiary, SHY, are calculated in accordance with taxation principles currently effective in the PRC.  The Company accounts for income taxes using the liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Taxes on profits earned by its wholly owned subsidiary Value Global are calculated in accordance with taxation principles currently effective in the British Virgin Islands.  Value Global is an International Business Company (IBC) registered in the British Virgin Islands that is exempt from all taxes and withholding taxes in the British Virgin Islands and pay only Registration Fees and Annual License Fees which amount to US$300 per annum unless authorized capital is higher than US$50,000.  In this situation, the fee rises to US$1,000.

Profits from the surety guarantee transactions are deemed to have been earned by Value Global and, accordingly, are subject to tax under the British Virgin Islands taxation principles.  However, if profits from this subsidiary are transferred to the U.S. parent corporation, those profits may become subject to U.S. taxation.

Under the U.S. federal income tax law, the income of SHY is generally not taxed in the U.S. until those profits are repatriated to the U.S. through dividends.  Dividends paid by SHY to the Company are taxable in the U.S. in the year paid.  The Company may be entitled to a foreign tax credit against its U.S. income tax liability in an amount equal to the foreign taxes paid by SHY, subject to certain limitations contained in the Code.

The company accounts for income taxes in accordance with SFAS No.109, “Accounting for Income Taxes,” for taxes on U.S. taxable income using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities. This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment. Deferred tax assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carryforwards. Deferred income tax expense represents the change in net deferred assets and liability balances.

Effective tax rates in each jurisdiction are as follows:

United States	15%-35%
People’s Republic of China	15%-33%

Foreign Currency Translation and Transaction
The accompanying financial statements are presented in the United States dollars (US$).  The functional currency of SHY is the Renminbi (RMB). The financial statements are translated into the United States dollars from the RMB at year-end exchange rate as to assets and liabilities and weighted average exchange rate as to revenues and expenses. Foreign currency cash flows are translated at the weighted average exchange rate in effect during the period due to the minimal fluctuation in the currency exchange rates during the period. Management believed that substantially the same results would be derived if foreign cash flows were translated at the rates in effect at the time of the cash flows. Capital accounts are translated at their historical exchange rate when the capital transactions occurred. Foreign currency translation gains and losses, if any, are included with the net realized and unrealized gain (loss) from investments and foreign currency.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into the US Dollars at the rates used in translation.

Economic and Political Risks
The Company faces a number of risks and challenges since its operation is in the PRC and its primary market is in the PRC. The Company's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe.  The Company's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Use of Estimates
The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ materially from those estimates.

Revenue Recognition
The Company operates in two primary business segments:

Surety Guarantees

The Company provides surety guarantee services to Chinese SMEs seeking to become publicly-traded companies in the United States by being acquired by a United States reporting company in a “reverse merger” or other M&A transaction.  The Company provides contractual guarantees which help to ensure the successful fulfillment of the reverse merger or other M&A transaction.  The surety guarantee business generates revenues through fees, which typically are based on a percentage of the transaction.  Although the Company may be paid in cash for its surety guarantee services, the Company generally expects that it will receive compensation for its surety guarantee services in the form of stock from our client companies (“Payment Securities”).  To the extent that the Company receives Payment Securities as compensation, the Company generally allows the Payment Securities to mature in the market for a period of time (normally, about one year), then typically will strategically sell the Payment Securities taking into consideration the performance of the SME and whether the Payment Securities are accurately priced in the market.  Some stock may be restricted for up to one year, so the Payment Securities that the company receives as compensation will rarely be sold before about two years from the date the Company acquires them.

The Company determines the surety guarantee revenue by using the fair value per share. Also the Company recognizes the surety guarantee revenue when the service has been performed and payment can be reasonably estimated.

Loan Guarantees and Loans

The Company also provides guarantees to SMEs and individuals obtaining loans from Chinese banks for their business operations and/or personal use.  In exchange for the Company’s guarantee services, the borrower pays the Company a certain percentage of the loan amount as an upfront loan guarantee fee.  Loan maturities for loans guaranteed by the Company generally range from one to five years and are secured by bank deposits made by the Company.  If a borrower fails to fulfill its obligations to a lender, the bank will take possession of the Company’s deposit.

The Company may make loans to SMEs from time to time.  The Company may make loans to SMEs to which it has provided or will provide surety guarantee services.  Loans may be made to SMEs that the Company determines have been profitable in the past and have attractive prospects for future profitability, have experienced or are experiencing or projected to experience growth, and have an attractive credit profile.  To the extent loans are made to SMEs to which the Company provides guarantee services, the loans may be made before or after the Reverse Merger Transactions are consummated.  The Company evaluates the creditworthiness of the SMEs to which it considers making loans using a number of criteria related to the strength of the SMEs management, employees, financial status and overall performance.

Recent Pronouncements

In February 2007, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities, including an amendment of FASB Statement No. 115”.  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value at specified election dates.  This Statement applies to all entities, including not-for-profit organizations.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2008.  The Company is currently evaluating the impact of SFAS 159 on its consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements”.  SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective as of the beginning of the first fiscal year that begins after November 15, 2007.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2008.

Note D – Restricted Cash

Restricted cash is in the form of bank demand deposits that are being used by the Company to secure loans made by banks to the Company’s loan guarantee clients.

On February 7, 2007, the Company entered into a loan guarantee agreement with Shenzhen YuZhiLu (“SYZL”) to guarantee a loan from Shenzhen Commercial Bank to SYZL in the amount of $500,000 with a term of six months. The Company waived its guarantee fee for this transaction. The Company deposited approximately $500,000 (RMB4, 000,000) in Shenzhen Commercial Bank on February 9, 2007 to secure the loan made by Shenzhen Commercial Bank to SYZL.

On March 30, 2007, the Company entered into a loan guarantee agreement with ShouGuang QingHe (“SGOH”) to guarantee a loan from Shenzhen Commercial Bank to SGOH in the amount of $1,295,000(RMB10,000,000) with a term of six months. The Company charged a loan guarantee fee of $38,345 (RMB296,100) for this transaction. The Company deposited $1,278,165 (RMB9, 870,000) in Shenzhen Commercial Bank on March 30, 2007 to secure the loan made by Shenzhen Commercial Bank to SGOH.

On April 12, 2007, the Company entered into another loan guarantee agreement with SYZL to guarantee a loan from Shenzhen Commercial Bank to SYZL in the amount of $660,450 (RMB 5,100,000) with a term of six months. The Company charged a loan guarantee fee of $19,814 (RMB153,000) for this transaction. The Company deposited $660,450 (RMB 5,100,000) in Shenzhen Commercial Bank on March 19, 2007 to secure the second loan made by Shenzhen Commercial Bank to SYZL

On April 11, 2007, the Company entered into a loan guarantee agreement with Zhongshan City Oceanic International (“ZCOI”) to guarantee a loan from China Construction Bank Shenzhen Branch to ZCOI in the amount of $1,956,000(RMB 15,000,000) with a term of six months. The Company charged a loan guarantee fee of $ (RMB450,000) for this transaction. The Company deposited approximately $1,956,000 (RMB15,000,000) in China Construction Bank Shenzhen Branch on April 11, 2007 to secure the loan made by China Construction Bank Shenzhen Branch to ZCOI.

On April 21, 2007, the Company entered into a loan guarantee agreement with Zhongshan City Oceanic International (“ZCOI”) to guarantee a loan from China Construction Bank Shenzhen Branch to ZCOI in the amount of $2,239,985 with a term of six months. The Company waived its guarantee fee for this transaction. The Company deposited approximately $2,239,985 in China Construction Bank Shenzhen Branch on April 21, 2007 to secure the loan made by China Construction Bank Shenzhen Branch to ZCOI.

Note E - Loan Receivable

As of June 30, 2007, the Company has one loan outstanding from the loan segment of its business. Details are listed in Schedule of Investments.

Note F - Property, Plant and Equipment

Property, plant and equipment consisted of the following as of June 30, 2007:

June 30, 2007
Electronic Equipment and Office Furniture, at Cost	$58,367
Automobile	295,612
Less: Accumulated Depreciation	(40,769)
PPE, net	313,210

Leasehold Improvement, Net	122,648

Net Property, Plant and Equipment	435,858

Note G – Valuation of Investments

Under Financial Accounting Standards release number 154 (“FAS 154”), companies that have made a change to their accounting principals are generally required to restate their past financial statements in a manner consistent with the current accounting principals.  However, while the accounting principals used to value the securities in the Company’s portfolio changed when it became registered as a closed-end investment company, FAS 154 also states that, under certain circumstances, if a company determines that it would not be practical to apply the new accounting principals retrospectively, the company may determine to apply the methodology only prospectively.  In considering whether to restate the Company’s valuation of restricted securities for the fiscal year ending December 31, 2006, in accordance with accounting principals applicable to investment companies, the Company’s management and its Board of Directors considered the general guideline and exceptions to those guidelines under FAS 154.  Among the exceptions are circumstances where retrospective application requires significant estimates of amounts, and it is impossible to distinguish objectively information about those estimates that: (1) provides evidence of circumstances that existed on the date(s) at which those amounts would be recognized, measured, or disclosed under retrospective application, and (2) would have been available when the financial statements for that prior period were issued, then it would be impractical for a company to apply new accounting principals retrospectively.

After evaluating the information required to fair value the securities in the Company’s portfolio (each of which was a restricted security of a publicly traded U.S. company whose operations are primarily based in China) for the past periods as of the applicable dates the Board has determined that, while some of information may be available, it would be impractical and, in some cases, impossible, to recreate all of the information that would be necessary for the Board to determine the fair value decisions that would have been made at the applicable date.  As a result, the Company and its Board of Directors has determined, consistent with the exceptional circumstances set forth in FAS 154, that it is impractical to retroactively apply the new accounting principals that apply to the Company as an investment company with respect to the fair valuation of its restricted securities.

Note H - Restricted Securities

Gulf Resources, Inc(GUFR). The 1,669,500, shares of GUFR represent approximately a 3.38% interest in the current issued and outstanding common shares of GUFR.  The GUFR shares were received as payment for surety guarantee services provided for GUFR’s December 10, 2006 merger transaction with Haoyuan Chemical Company Limited.  The closing price of the GUFR shares was $1.10 per share on December 8, 2006.  As of June 30, 2007, the market value of unrestricted shares of GUFR was $2.01 per share, and the Company’s board determined the fair value of its shares of GUFR to be $1.90 per share.

China Ivy Schoo(CIVY)l. The 3,480,750 shares of CIVY represent approximately a 5.66% interest in the current issued and outstanding common shares of CIVY.  The CIVY shares were received as payment for surety guarantee services provided for CIVY’s October 12, 2006 share exchange transaction with Brighter International Limited (“BIL”). Pursuant to the share exchange agreement between CIVY and BIL shareholders, the BIL shareholders will receive 55,250,000 newly issued common shares of CIVY valued at approximately USD$27,625,000 in exchange for surrendering all their ownership in BIL. Therefore, CIVY shares were valued as $0.50 per share on October 12, 2006 even though the closing price on that date was $1.50 per share. As of June 30, 2007, the market value of unrestricted shares of CIVY was $0.65 per share, and the Company’s board determined the fair value of its shares of CIVY to be $0.61 per share.

China Organic Agriculture,Inc(CNOA). The  1,729,273 shares of CNOA represent approximately a 3.36% interest in the current issued and outstanding common shares of CNOA.  The CNOA shares were received as payment for surety guarantee services provided for CNOA’s March 15, 2007 merger transaction with Jilin Songyuan City ErMaPao Green Rice Limited.  The closing price of the CNOA shares was $1.45 per share on March 15, 2007.  As of June 30, 2007, the market value of unrestricted shares of CNOA was $1.04 per share, and the Company’s board determined the fair value of its shares of CNOA to be $0.98 per share.

Gulin Paper, Inc(GUPR).    The 1,702,762 shares of GUPR represent approximately a 3.55% interest in the current issued and outstanding common shares of GUPR.  The GUPR shares were received as payment for surety guarantee services provided for GUPR’s April 18, 2007 merger transaction with China Lipu Paper Limited.  The closing price of the GUPR shares was $0.75 per share on April 18, 2007.  As of June 30, 2007, the market value of unrestricted shares of GUPR was $0.51 per share, and the Company’s board determined the fair value of its shares of GUPR to be $0.48 per share.

Note I – Financial Highlights

		December 31,
Per Share Operating Performance (For a share of common stock outstanding throughout the period)	June 30,2007	2006	2005	2004

Net Assets Value, beginning of period	0.49	$0.22	$0.27	$—

Income from Operations:
Net Investment Income (Loss)	(0.05)	0.07	(0.01)	0.06
Net Gains (Loss) on Securities (both realized and unrealized)	0.18	0.20	(0.04)	0.21
Total Income from Operations	0.23	0.27	(0.05)	0.27

Net Assets Value, end of period	0.72	0.49	0.22	0.27

Net Assets, end of period	$41,648,588	$28,450,020	$12,803,193	$15,512,444

Total Investment Return	3%	145.00%	(81.82%)	80.33%

Ratio of Expenses to Average Net Assets	2.50%	6.13%	5.40%	9.20%

Ratio of Net Investment Income to Average Net Assets	8%	20.47%	(2.59%)	24.47%

Portfolio Turnover Rate	0%	0%	0%	0%

Per share amounts calculated using the average shares method.

Item 2.	CODE OF ETHICS.

As of the end of the period, June 30, 2007, China Finance, Inc. has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics for registrant’s principal executive officer and principal financial officer.

(a)(2)	Separate certifications for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below.

(b)	Certifications required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By: (Signature and Title)	/s/ Zhi Yong Xu
Zhi Yong Xu
Chairman and Chief Executive Officer China Finance, Inc.

Date: August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Zhi Yong Xu
Zhi Yong Xu
Chairman and Chief Executive Officer
China Finance, Inc.

Date: August 31, 2007

By: (Signature and Title)	/s/ Liang Liao
Liang Liao
Chief Financial Officer
China Finance, Inc.

Date: August 31, 2007